Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subclassifications of assets, liabilities and equities [abstract]
Cash on hand and balances with banks	$ 3,501	$ 7,099
Interest-bearing deposits with maturities of three months or less	11,011	681
Total cash and cash equivalents	$ 14,512	$ 7,780	$ 21,999	$ 41,450